Average Annual Total Returns - Voya Small Company Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 2000® Index 1 Yr		Class ADV Russell 2000® Index 5 Yrs		Class ADV Russell 2000® Index 10 Yrs		Class ADV Russell 2000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2000® Index 1 Yr		Class I Russell 2000® Index 5 Yrs		Class I Russell 2000® Index 10 Yrs		Class I Russell 2000® Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 2000® Index 1 Yr		Class R6 Russell 2000® Index 5 Yrs		Class R6 Russell 2000® Index 10 Yrs		Class R6 Russell 2000® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 2000® Index 1 Yr		Class S Russell 2000® Index 5 Yrs		Class S Russell 2000® Index 10 Yrs		Class S Russell 2000® Index Since Inception
Total	11.73%	10.01%	9.84%		Dec. 16, 2008	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	12.28%	10.56%	10.39%		Dec. 27, 2096	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	12.34%	10.56%	10.39%		Nov. 24, 2015	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]	12.04%	10.29%	10.12%		Nov. 01, 2001	19.96%	[1]	13.26%	[1]	11.20%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.